Note 4 - Revenue and Segmental Information - Revenue by Product and Service (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Statement Line Items [Line Items]
Revenue	$ 13,617	$ 39,036	$ 33,647	$ 32,250
Electrical equipment and related services [member]
Statement Line Items [Line Items]
Revenue	13,484	37,799	31,631	5,615
Development fees [member]
Statement Line Items [Line Items]
Revenue		90	828	24,555
Other [member]
Statement Line Items [Line Items]
Revenue	$ 133	$ 1,147	$ 1,188	$ 2,080